Inventories (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019		Mar. 31, 2018	Jan. 08, 2019
Disclosure of detailed information about business combination [line items]
Finished products and merchandise	¥ 205,979	¥ 267,323
Work-in-process	395,842	490,752
Raw materials and supplies	157,778	161,595
Total	759,599	919,670	[1]
Inventory write-offs	¥ 37,210	¥ 9,321		¥ 10,292
Shire
Disclosure of detailed information about business combination [line items]
Total					¥ 751,832

[1]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and the liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Financial Position as of March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation.